Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Emerging Markets Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio,
Growth Opportunities Portfolio, Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio,
Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio,
Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2011

The following information supplements the similar information for VIP Equity-Income Portfolio found in the "Management Contracts" section beginning on page 72.

The following table provides information relating to other accounts managed by Mr. Morrow as of April 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 10,870	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income Portfolio ($6,340 (in millions) assets managed).

As of April 30, 2011, the dollar range of shares of VIP Equity-Income Portfolio beneficially owned by Mr. Morrow was none.

The following table provides information relating to other accounts managed by Mr. Kramer as of April 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 669	$ 997	$ 881
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income Portfolio ($268 (in millions) assets managed).

As of April 30, 2011, the dollar range of shares of VIP Equity-Income Portfolio beneficially owned by Mr. Kramer was none.

VIPIS2B-11-03 June 6, 2011
1.483795.157

Supplement to the

Fidelity® Variable Insurance Products

Contrafund® Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Growth Portfolio,
High Income Portfolio, International Capital Appreciation Portfolio, and Overseas Portfolio

Initial Class R, Service Class R, and Service Class 2 R

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
and Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2011

The following information supplements the similar information for VIP Equity-Income Portfolio found in the "Management Contracts" section beginning on page 52.

The following table provides information relating to other accounts managed by Mr. Morrow as of April 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 10,870	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income Portfolio ($6,340 (in millions) assets managed).

As of April 30, 2011, the dollar range of shares of VIP Equity-Income Portfolio beneficially owned by Mr. Morrow was none.

The following table provides information relating to other accounts managed by Mr. Kramer as of April 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 669	$ 997	$ 881
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income Portfolio ($268 (in millions) assets managed).

As of April 30, 2011, the dollar range of shares of VIP Equity-Income Portfolio beneficially owned by Mr. Kramer was none.

VIPIS2RB-11-03 June 6, 2011
1.782248.117

Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio,
Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio, Mid Cap Portfolio,
Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2011

The following information supplements the similar information for VIP Equity-Income Portfolio found in the "Management Contracts" section beginning on page 57.

The following table provides information relating to other accounts managed by Mr. Morrow as of April 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 10,870	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income Portfolio ($6,340 (in millions) assets managed).

As of April 30, 2011, the dollar range of shares of VIP Equity-Income Portfolio beneficially owned by Mr. Morrow was none.

The following table provides information relating to other accounts managed by Mr. Kramer as of April 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 669	$ 997	$ 881
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income Portfolio ($268 (in millions) assets managed).

As of April 30, 2011, the dollar range of shares of VIP Equity-Income Portfolio beneficially owned by Mr. Kramer was none.

VIPINVB-11-03 June 6, 2011
1.825687.125